Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2020
VP - PARTNERS INTERNATIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Growth Fund (the Fund)	5/1/2020

On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Walter Scott & Partners Limited (Walter Scott) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.

The information under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners International Growth Fund" section is hereby superseded and replaced with the following:

The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. The Fund may also invest in exchange-traded funds (ETFs). From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services, industrials, and information technology sectors. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.

The information under the subsection “Principal Risks” in the “Summary of VP - Partners International Growth Fund" section is hereby revised to remove "Focused Portfolio Risk" and to add the following:

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners International Growth Fund" section is hereby superseded and replaced with the following:

The Fund’s performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.